Stock-Based Compensation - Summary of Weighted-average Grant Date Fair Value per Share of Time-based Restricted Stock Awards Granted and Total Fair Value of Awards Vested (Parenthetical) (Detail) (Time-based Restricted Stock Awards [Member])
12 Months Ended
Dec. 31, 2014
Time-based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value per Share of Grants during Period	0